Leases (Tables)	12 Months Ended
Feb. 28, 2026
Leases [Abstract]
Schedule of Weighted-average Remaining Lease Terms and Discount Rates

Weighted-average remaining lease terms and discount rates are as follows:

	As of
	February 28,	February 28,
	2025	2026
Weighted average remaining lease term (years)	2.19	2.20
Weighted average discount rate	4.2%	4.1%

Schedule of Maturity Analysis of Annual Undiscounted Cash Flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended February 28 or 29:

Year ending of February 28 or 29:	RMB	USD
2027	10,057	1,466
2028	4,946	721
2029	1,962	286
2030	586	85
2031	100	15
Thereafter	—	—
Total minimum lease payments	17,651	2,573
Less: amount representing interest	853	124
Present value of minimum lease payments	16,798	2,449